Financial assets and liabilities - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade Receivables [line items]
Current		R$ 3,520,278	R$ 3,730,364
Non-current		148,885	265,370
Trade receivables		3,669,163	3,995,734
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables		3,939,146	4,208,435
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables		(269,983)	(212,701)
Unbilled revenue
Disclosure of Trade Receivables [line items]
Trade receivables	[1]	760,602	853,993
Domestic - market [member]
Disclosure of Trade Receivables [line items]
Trade receivables		3,099,186	3,220,315
Foreign market - Foreign currency [member]
Disclosure of Trade Receivables [line items]
Trade receivables		R$ 79,358	R$ 134,127

[1]	Unbilled revenue refers to the estimated portion of gas supply and sales for the month, for which measurement and billing have not yet been carried out, but which has already been recorded in the balance sheet for accrual purposes.